Cover	Sep. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2023
Entity File Number	0-24260
Entity Registrant Name	Amedisys, Inc.
Entity Central Index Key	0000896262
Entity Tax Identification Number	11-3131700
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3854 American Way
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70816
City Area Code	225
Local Phone Number	292-2031
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock. $0.001 par value per share
Trading Symbol	AMED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false